DWS Health and Wellness Fund N-1A Cover	Sep. 24, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS Securities Trust Deutsche DWS Securities Trust
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 24, 2026
Prospectus Date	Oct. 01, 2026